Other Current Assets (Details) - Schedule of other current assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current assets [Abstract]
Deposits	$ 1,909,800
Due from a third party	97,771
Others	12,803	12,501
Total	$ 2,020,374	$ 12,501